World Omni Auto Receivables Trust 2015-B	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2016

Dates Covered
Collections Period	06/01/16 - 06/30/16
Interest Accrual Period	06/15/16 - 07/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/16	778,818,637.05	41,275
Yield Supplement Overcollateralization Amount 05/31/16	32,987,223.35	0
Receivables Balance 05/31/16	811,805,860.40	41,275
Principal Payments	31,306,313.39	1,309
Defaulted Receivables	1,363,132.84	68
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/16	31,416,644.72	0
Pool Balance at 06/30/16	747,719,769.45	39,898

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	72.10%

Prepayment ABS Speed	1.86%

Overcollateralization Target Amount	33,647,389.63
Actual Overcollateralization	33,647,389.63

Weighted Average APR	4.30%
Weighted Average APR, Yield Adjusted	6.23%
Weighted Average Remaining Term	56.19

Delinquent Receivables:
Past Due 31-60 days	10,750,652.42	538
Past Due 61-90 days	2,637,508.54	130
Past Due 91-120 days	345,269.36	20
Past Due 121+ days	0.00	0
Total	13,733,430.32	688

Total 31+ Delinquent as % Ending Pool Balance	1.84%

Recoveries	902,270.35

Aggregate Net Losses/(Gains) - June 2016	460,862.49

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.68%
Prior Net Losses Ratio	0.86%
Second Prior Net Losses Ratio	1.70%
Third Prior Net Losses Ratio	0.94%
Four Month Average	1.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.54%

Flow of Funds	$ Amount

Collections	35,110,649.64
Advances	13,865.47
Investment Earnings on Cash Accounts	7,416.00
Servicing Fee	(676,504.88)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	34,455,426.23

Distributions of Available Funds
(1) Class A Interest	761,596.62
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	29,699,418.56
(7) Distribution to Certificateholders	3,956,499.38
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	34,455,426.23

Servicing Fee	676,504.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 06/15/16	743,771,798.38
Principal Paid	29,699,418.56
Note Balance @ 07/15/16	714,072,379.82

Class A-1
Note Balance @ 06/15/16	0.00
Principal Paid	0.00
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-2a
Note Balance @ 06/15/16	246,516,473.57
Principal Paid	20,135,198.97
Note Balance @ 07/15/16	226,381,274.60
Note Factor @ 07/15/16	80.8504552%

Class A-2b
Note Balance @ 06/15/16	117,095,324.81
Principal Paid	9,564,219.59
Note Balance @ 07/15/16	107,531,105.22
Note Factor @ 07/15/16	80.8504551%

Class A-3
Note Balance @ 06/15/16	234,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	234,000,000.00
Note Factor @ 07/15/16	100.0000000%

Class A-4
Note Balance @ 06/15/16	125,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	125,000,000.00
Note Factor @ 07/15/16	100.0000000%

Class B
Note Balance @ 06/15/16	21,160,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	21,160,000.00
Note Factor @ 07/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	799,508.29
Total Principal Paid	29,699,418.56
Total Paid	30,498,926.85

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	197,213.18
Principal Paid	20,135,198.97
Total Paid to A-2a Holders	20,332,412.15

Class A-2b
One-Month Libor	0.44205%
Coupon	0.84205%
Interest Paid	82,166.77
Principal Paid	9,564,219.59
Total Paid to A-2b Holders	9,646,386.36

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7922513
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.4298412
Total Distribution Amount	30.2220925

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.7043328
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	71.9114249
Total A-2a Distribution Amount	72.6157577

A-2b Interest Distribution Amount	0.6177953
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	71.9114255
Total A-2b Distribution Amount	72.5292208

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/16	122,390.62
Balance as of 06/30/16	136,256.09
Change	13,865.47

Reserve Account
Balance as of 06/15/16	2,581,024.89
Investment Earnings	530.40
Investment Earnings Paid	(530.40)
Deposit/(Withdrawal)	-
Balance as of 07/15/16	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89